Accounts Receivable, net - Schedule of the Allowance for Credit Losses (Details) - USD ($) $ in Thousands	4 Months Ended	10 Months Ended	12 Months Ended
	Oct. 31, 2023	Jun. 30, 2024	Jun. 30, 2025
Receivables [Abstract]
Beginning balance	$ (1,516)	$ 0	$ (2,598)
Acquisitions	0	(2,820)	0
Recovery (provision) for credit losses	79	169	207
Written-off	16	53	534
Ending balance	$ (1,421)	$ (2,598)	$ (1,857)